RELATED PARTIES - Compensation of key management personnel (Details) - Long term incentive plan - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of transactions between related parties
Total carrying value of obligation under Plan	$ 13		$ 13		$ 58
Share based payment (expense) gain included in Selling, general and administrative expenses	$ 5	$ 7	$ (42)	$ 9